Expense Example {- Franklin Templeton SMACS: Series CH} - Franklin Strategic Series SMACS-04 - Franklin Templeton SMACS: Series CH - Advisor Class	Jan. 01, 2021 USD ($)
Expense Example:
1 year	none
3 years	895
5 years	1,804
10 years	$ 4,139